Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001415311
Registrant Name	ProShares Trust II
Registration File Number	333-284921
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	ProShares Trust II
Street 1	7272 WISCONSIN AVENUE
Street 2	21ST FLOOR
City	BETHESDA
State or Country Code	MD
Zip Code	20814
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A
Securities 424I N/A